Vessels, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels, Net
Vessels, Net

Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$1,211,869	$(268,993)	$942,876
Transfer from Advances for vessels	60,482	—	60,482
Depreciation expense	—	(48,067)	(48,067)
Balance, December 31, 2018	$1,272,351	$(317,060)	$955,291
Transfer from Advances for vessels	39,725	—	39,725
Depreciation expense	—	(50,310)	(50,310)
Balance, December 31, 2019	$1,312,076	$(367,370)	$944,706

Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and, sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel improvements in respect of the acquisition of second hand vessels.

For the periods presented, the Company accepted delivery of the following vessels:

•	During the year ended December 31, 2018: Pedhoulas Cedrus and Mount Troodos; and

•	During the year ended December 31, 2019: The amounts transferred relate to BWTS and Scrubbers retrofitting. No vessels were delivered to the Company.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2018 and December 31, 2019.

As of December 31, 2019, 32 vessels owned by the Company with a carrying value of $701,780 had been provided as collateral to secure through first priority mortgages certain of the Company’s loans and credit facilities; title of ownership is held by the relevant lender for another 8 vessels with a carrying value of $214,907 to secure the relevant sale and lease back financing transactions. See further Note 6.